Income Taxes, Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of unrecognized income tax benefits
Unrecognized tax benefits, beginning balance	$ 37,816	$ 30,390	$ 28,420
Additions for tax positions of current year	7,382	7,610	6,388
Additions for tax positions of prior years	1,783	883	1,858
Reduction for tax positions of prior years	(1,434)	(399)	(467)
Reductions for settlements of tax positions	(1,225)	(312)	(1,337)
Reductions for lapses in statutes of limitations	(5,448)	(356)	(4,472)
Unrecognized tax benefits, ending balance	38,874	37,816	30,390
Effect of unrecognized tax benefit on income tax expense	$ 25,600	$ 24,600	$ 19,800